Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Net Income (Loss)	$ 1,931.3	$ 1,928.9		$ 618.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	14.6	(2.6)		(16.4)
Securities Available for Sale, Net of Tax	0.0	3.5		1.3
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(5.3)	1.1		0.6
Pension and OPEB Funded Status, Net of Tax	(33.0)	86.5		(14.7)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(23.7)	88.5		(29.2)
TOTAL COMPREHENSIVE INCOME (LOSS)	1,907.6	2,017.4		588.8
Total Comprehensive Income Attributable to Noncontrolling Interest	7.5	16.3		7.1
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,900.1	2,001.1		581.7
AEP Texas Inc. [Member]
Net Income (Loss)	211.3	310.5		146.6
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.0	0.9		1.1
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0.2	0.3		0.3
Pension and OPEB Funded Status, Net of Tax	(1.0)	1.1		0.9
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	0.2	2.3		2.3
TOTAL COMPREHENSIVE INCOME (LOSS)	211.5	312.8		148.9
AEP Transmission Co [Member]
Net Income (Loss)	315.9	270.7	[1],[2]	192.7
Appalachian Power Co [Member]
Net Income (Loss)	367.8	331.3		369.1
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.9)	(0.7)		(0.7)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(3.1)	(1.2)		(1.4)
Pension and OPEB Funded Status, Net of Tax	(2.6)	11.6		(3.5)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(6.6)	9.7		(5.6)
TOTAL COMPREHENSIVE INCOME (LOSS)	361.2	341.0		363.5
Indiana Michigan Power Co [Member]
Net Income (Loss)	261.3	186.7		239.9
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.6	1.3		1.3
Pension and OPEB Funded Status, Net of Tax	(0.6)	2.8		(0.8)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1.0	4.1		0.5
TOTAL COMPREHENSIVE INCOME (LOSS)	262.3	190.8		240.4
Ohio Power Co [Member]
Net Income (Loss)	325.5	323.9		282.2
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1.3)	(1.1)		(1.3)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.3)	(1.1)		(1.3)
TOTAL COMPREHENSIVE INCOME (LOSS)	324.2	322.8		280.9
Public Service Co Of Oklahoma [Member]
Net Income (Loss)	83.2	72.0		100.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1.0)	(0.8)		(0.8)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.0)	(0.8)		(0.8)
TOTAL COMPREHENSIVE INCOME (LOSS)	82.2	71.2		99.2
Southwestern Electric Power Co [Member]
Net Income (Loss)	152.2	137.5		169.7
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	4.0	1.4		1.7
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1.4)	(0.7)		(0.7)
Pension and OPEB Funded Status, Net of Tax	(3.1)	4.7		(1.0)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(0.5)	5.4		0.0
TOTAL COMPREHENSIVE INCOME (LOSS)	151.7	142.9		169.7
Total Comprehensive Income Attributable to Noncontrolling Interest	5.0	12.8		4.1
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 146.7	$ 130.1		$ 165.6

[1]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See the “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.
[2]	The amounts presented reflect the revisions made to AEPTCo’s previously issued financial statements. See “Revisions to Previously Issued Financial Statements” section of Note 1 for additional information.